Concentrations of credit risk - Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Concentration Risk [Line Items]
Total Exposure	₨ 31,442,082.5	$ 368,044.9	₨ 29,028,502.3
Borrower 1
Concentration Risk [Line Items]
Total Exposure	265,155.5	3,103.8	301,241.8
Borrower 1 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	263,155.5		301,241.8
Borrower 1 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	2,000.0		0.0
Borrower 2
Concentration Risk [Line Items]
Total Exposure	234,939.9	2,750.1	278,173.5
Borrower 2 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	234,939.9		276,973.5
Borrower 2 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		1,200.0
Borrower 3
Concentration Risk [Line Items]
Total Exposure	228,114.3	2,670.2	220,801.0
Borrower 3 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	227,914.3		220,801.0
Borrower 3 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	200.0		0.0
Borrower 4
Concentration Risk [Line Items]
Total Exposure	225,131.7	2,635.3	214,797.5
Borrower 4 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	225,131.7		214,755.0
Borrower 4 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		42.5
Borrower 5
Concentration Risk [Line Items]
Total Exposure	207,225.5	2,425.7	212,970.4
Borrower 5 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	205,523.2		212,970.4
Borrower 5 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	1,702.3		0.0
Borrower 6
Concentration Risk [Line Items]
Total Exposure	182,922.5	2,141.2	188,163.3
Borrower 6 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	91,969.7		187,963.3
Borrower 6 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	90,952.8		200.0
Borrower 7
Concentration Risk [Line Items]
Total Exposure	176,032.0	2,060.5	175,028.1
Borrower 7 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	176,019.5		175,000.0
Borrower 7 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	12.5		28.1
Borrower 8
Concentration Risk [Line Items]
Total Exposure	173,811.1	2,034.5	168,999.1
Borrower 8 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	168,639.0		163,105.7
Borrower 8 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	5,172.1		5,893.4
Borrower 9
Concentration Risk [Line Items]
Total Exposure	164,937.1	1,930.7	160,539.2
Borrower 9 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	63,492.5		47,933.7
Borrower 9 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	101,444.6		112,605.5
Borrower 10
Concentration Risk [Line Items]
Total Exposure	154,882.6	$ 1,813.0	145,271.0
Borrower 10 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	153,855.0		145,250.0
Borrower 10 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	₨ 1,027.6		₨ 21.0